Note O - Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Fair Value Disclosures [Text Block]
Note
O
- Fair Value of Financial Instruments

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  There are three
levels of inputs that
may
be used to measure fair values:

Level
1:
Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level
2:
Significant other observable inputs other than Level
1
prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not
active, or other inputs that are observable or can be corroborated by observable market data.

Level
3:
Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The following is a description of the Company’s valuation methodologies used to measure and disclose the fair values of its financial assets and liabilities on a recurring or nonrecurring basis:

Securities:
The fair values for securities are determined by quoted market prices, if available (Level
1
). For securities where quoted prices are
not
available, fair values are calculated based on market prices of similar securities (Level
2
). For securities where quoted prices or market prices of similar securities are not
available, fair values are calculated using discounted cash flows or other market indicators (Level
3
). During times when trading is more liquid, broker quotes are used (if available) to validate the model. Rating agency and industry research reports as well as defaults and deferrals on individual securities are reviewed and incorporated into the calculations.

Impaired Loans:
At the time a loan is considered impaired, it is valued at the lower of cost or fair value. Impaired loans carried at fair value generally receive specific allocations of the allowance for loan losses. For collateral dependent loans, fair value is commonly based on recent real estate appraisals. These appraisals may
utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level
3
classification of the inputs for determining fair value. Non-real estate collateral may
be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level
3
fair value classification. Impaired loans are evaluated on a quarterly basis for additional impairment and adjusted accordingly.

Other Real Estate Owned:
Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. Fair value is commonly based on recent real estate appraisals. These appraisals may
utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level
3
classification of the inputs for determining fair value. In some instances, fair value adjustments can be made based on a quoted price from an observable input, such as a purchase agreement. Such adjustments would be classified as a Level
2
classification.

Appraisals for both collateral-dependent impaired loans and other real estate owned are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by the Company. Once received, a member of management reviews the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value in comparison with management’s own assumptions of fair value based on factors that include recent market data or industry-wide statistics. On an as-needed basis, the Company reviews the fair value of collateral, taking into consideration current market data, as well as all selling costs that typically approximate
10%.

Interest Rate Swap Agreements:
The fair value of interest rate swap agreements is determined using the market standard methodology of netting the discounted future fixed cash payments (or receipts) and the discounted expected variable cash receipts (or payments). The variable cash receipts (or payments) are based on the expectation of future interest rates (forward curves) derived from observed market interest rate curves (Level
2
).

Assets and Liabilities Measured on a Recurring Basis
Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2018, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government sponsored entity securities	----	$16,630	----
Agency mortgage-backed securities, residential	----	85,534	----
Interest rate swap derivatives	----	101	----
Interest rate swap derivatives	----	(101)	----

	Fair Value Measurements at December 31, 2017, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government sponsored entity securities	----	$13,473	----
Agency mortgage-backed securities, residential	----	87,652	----
Interest rate swap derivatives	----	59	----
Interest rate swap derivatives	----	(59)	----

There were
no
transfers between Level
1
and Level
2
during
2018
or
2017.

Assets and Liabilities Measured on a Nonrecurring Basis
Assets and liabilities measured at fair value on a nonrecurring basis are summarized below:

	Fair Value Measurements at December 31, 2018, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans:
Commercial real estate:
Nonowner-occupied	$	----	$	----	$264

Other real estate owned:
Commercial real estate:
Construction		----		228	----

	Fair Value Measurements at December 31, 2017, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans:
Residential real estate	----	----	$756
Commercial real estate:
Nonowner-occupied	----	----	216

Other real estate owned:
Commercial real estate:
Construction	----	----	822

At
December 31, 2018,
the recorded investment of impaired loans measured for impairment using the fair value of collateral for collateral-dependent loans totaled
$362,
with a corresponding valuation allowance of
$98,
resulting in an increase of
$4
in provision expense during the year ended
December 31, 2018,
with
no
corresponding charge-offs recognized. At
December 31, 2017,
the recorded investment of impaired loans measured for impairment using the fair value of collateral for collateral-dependent loans totaled
$972,
with
no
corresponding valuation allowance, resulting in
no
impact to provision expense during the year ended
December 31, 2017,
with
no
corresponding charge-offs recognized.

Other real estate owned that was measured at fair value less costs to sell at
December 31, 2018
had a net carrying amount of
$228,
which is made up of the outstanding balance of
$2,217,
net of a valuation allowance of
$1,989
at
December 31, 2018.
There were
$594
in corresponding write-downs during
2018.
Other real estate owned that was measured at fair value less costs to sell at
December 31, 2017
had a net carrying amount of
$822,
which is made up of the outstanding balance of
$2,217,
net of a valuation allowance of
$1,395
at
December 31, 2017.
There was
$68
in net appreciation during
2017.

The following table presents quantitative information about Level
3
fair value measurements for financial instruments measured at fair value on a non-recurring basis at
December 31, 2018
and
December 31, 2017:

December 31, 2018	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range			(Weighted Average)
Impaired loans:
Commercial real estate:
Nonowner-occupied	$264	Sales approach	Adjustment to comparables	6.8%	to	66.7%	18.0%

December 31, 2017	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range			(Weighted Average)
Impaired loans:
Residential real estate	$756	Sales approach	Adjustment to comparables	1.3%	to	55.9%	32.9%
Commercial real estate:
Nonowner-occupied	216	Sales approach	Adjustment to comparables	1.6%	to	50%	26.7%

Other real estate owned:
Commercial real estate:
Construction	822	Sales approach	Adjustment to comparables	5%	to	40%	18.1%

The carrying amounts and estimated fair values of financial instruments at
December 31, 2018
and
December 31, 2017
are as follows:

		Fair Value Measurements at December 31, 2018 Using:
	Carrying Value	Level 1	Level 2		Level 3		Total
Financial Assets:
Cash and cash equivalents	$71,180	$71,180	$	----	$	----	$71,180
Certificates of deposit in financial institutions	2,065	----		2,065		----	2,065
Securities available for sale	102,164	----		102,164		----	102,164
Securities held to maturity	15,816	----		7,625		8,609	16,234
Loans, net	770,324	----		----		766,784	766,784
Accrued interest receivable	2,638	----		312		2,326	2,638

Financial Liabilities:
Deposits	846,704	237,821		607,593		----	845,414
Other borrowed funds	39,713	----		37,644		----	37,644
Subordinated debentures	8,500	----		7,054		----	7,054
Accrued interest payable	1,255	3		1,252		----	1,255

		Fair Value Measurements at December 31, 2017 Using:
	Carrying Value	Level 1	Level 2		Level 3		Total
Financial Assets:
Cash and cash equivalents	$74,573	$74,573	$	----	$	----	$74,573
Certificates of deposit in financial institutions	1,820	----		1,820		----	1,820
Securities available for sale	101,125	----		101,125		----	101,125
Securities held to maturity	17,581	----		9,020		9,059	18,079
Loans, net	761,820	----		----		760,746	760,746
Accrued interest receivable	2,503	----		268		2,235	2,503

Financial Liabilities:
Deposits	856,724	253,655		602,268		----	855,923
Other borrowed funds	35,949	----		34,810		----	34,810
Subordinated debentures	8,500	----		6,678		----	6,678
Accrued interest payable	792	4		788		----	792

The methods and assumptions,
not
previously presented, used to estimate fair values are described as follows:

Loans
: The fair values of loans as of
December 31, 2018
follows the guidance in ASU
2016
-
01,
which prescribes an “exit price” approach in estimating and disclosing fair value of financial instruments resulting in a Level
3
classification. The fair value calculation at that date discounted estimated future cash flows using rates that incorporated discounts for credit, liquidity, and marketability factors. The fair values of loans as of
December 31, 2017
used an “entry price” approach resulting in a Level
3
classification. The fair value calculation for that date discounted estimated future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not
reflect any premium or discount that could result from offering for sale at one
time the Company’s entire holdings of a particular financial instrument. Because no
market exists for a significant portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.